Annual Total Returns- Vanguard Value Index Fund (Admiral) [BarChart] - Admiral - Vanguard Value Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.14%	15.18%	33.05%	13.18%	(0.86%)	16.86%	17.13%	(5.43%)	25.82%	2.29%